30. RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Government Grants
RELATED PARTIES

As part of the Company’s operations, rights and obligations arise between related parties, resulting from transactions of purchase and sale of products, loans agreed based on contracts, on market or commutative conditions for similar transactions.

All the transactions and balances among the Company and its subsidiaries were eliminated in the consolidation and refer to commercial and/or financial transactions.

The price of transactions of the purchase, sale, industrialization, and sharing of costs which are commutative between BRF SA and SHB, were determined based on cost plus tax impacts, in order to preserve the value chain of the companies. As of December 31, 2018, with the merge of SHB by BRF S.A. (note 1.7), these transactions no longer exist.

30.1.	Transactions and balances

All companies set forth in note 1.1, which describes the relationship with BRF as well as the nature of the operations of each entity, are controlled by BRF, except for UP! Alimentos, PP-BIO and SATS BRF which are associates or joint ventures.

The Company also recorded a liability in the amount of R$1.3 (R$3.7 as of December 31, 2017) related to the fair value of the guarantees offered to BNDES concerning a loan made by Instituto Sadia de Sustentabilidade.

Due to the acquisition of biodigesters from Instituto Sadia de Sustentabilidade, as of December 31, 2018 the Company recorded a payable to this entity of R$4.7 included in other liabilities (R$13.6 as of December 31, 2017).

The Company has entered into transactions with companies that are owned by members of its Board of Directors as demonstrated below:

		Amounts of revenues (expenses)
Companies	Type of transactions	12.31.18	12.31.17	12.31.16
Corall Consultoria Ltda (2)	Corall provided consulting services to BRF	-	-	(1.8)
Edavila Consultoria Empresarial Eireli (1)	Edavila provided consulting services to BRF	-	(0.5)	(0.3)
Hortigil Hortifruti S.A. ("Hortigil") (2)	BRF sells products to Hortigil	-	-	3.5
Instituto de Desenvolvimento Gerencial S.A.("Instituto") (2)	Instituto provided consulting services to BRF	-	(0.9)	(5.0)

(1) Entity on which BRF has no equity interest, but have relationship with the Board of Directors, and provided services to the Company related international marketing and innovation.
(2) Entities are no longer related parties, because Board of Director member has no more relationship with them.

30.2.	Other Related Parties

The Company leased properties owned by FAF. For the year ended December 31, 2018, the total amount paid as rent was R$16.9 (R$15.8 in the same period of the previous year). The rent value was set based on market conditions.

30.3.	Granted guarantees

All granted guarantees on behalf of related parties were disclosed in note 19.9.

30.4.	Management remuneration

Key management personnel include board members, statutory directors and the head of internal audit.

The total remuneration and benefits paid to these professionals are set forth below:

	Consolidated
	12.31.18	12.31.17	12.31.16
Salary and profit sharing	40.1	32.8	27.5
Short term benefits (1)	-	0.4	0.3
Private pension	0.6	0.6	0.8
Post-employment benefits	0.1	0.2	0.2
Termination benefits	10.1	5.8	5.9
Share-based payment	5.6	17.0	16.8
	56.5	56.8	51.5

(1) Comprises: Medical assistance, educational expenses and others.